9. OTHER ASSETS – DEFERRED FINANCING COSTS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
9. OTHER ASSETS – DEFERRED FINANCING COSTS

As of March 31, 2014 we had recognized $115,000 of deferred financing costs. On January 10, 2014 the Company paid $15,000 to Full Circle Capital Corporation as a deposit for deal related expenses related to future financing transactions. On January 21, 2014 as part of the $500,000 proceeds from the warrant being issued to Full Circle Capital Corporation, $100,000 was retained by Full Circle Capital Corporation out of the total consideration of $500,000 to cover legal and deal related expenses of future financing transactions.